Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,413,856.74
Previously Paid Amount	0.00
Total Fee Amount	4,890.65
Total Offset Amount	0.00
Net Fee	$ 4,890.65
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A